Schedule of Investments
July 31, 2024
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–85.79%(a)
Brazil–3.79%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	BRL	20,000,000	$3,443,830
Chile–2.93%
Bonos de la Tesoreria de la Republica en pesos,
2.30%, 10/01/2028(b)	CLP	1,500,000,000	1,404,406
5.00%, 10/01/2028(b)	CLP	1,200,000,000	1,255,308
			2,659,714
China–1.58%
China Development Bank, Series 2315, 2.69%, 09/11/2033	CNY	10,000,000	1,438,553
Colombia–10.26%
Colombian TES,
Series B, 5.75%, 11/03/2027	COP	10,000,000,000	2,224,658
Series B, 6.00%, 04/28/2028	COP	13,465,000,000	2,956,803
Series B, 7.00%, 03/26/2031	COP	4,000,000,000	836,742
Series B, 7.25%, 10/26/2050	COP	12,900,000,000	2,058,900
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(b)	COP	6,500,000,000	1,250,304
			9,327,407
Czech Republic–3.16%
Czech Republic Government Bond,
Series 105, 2.75%, 07/23/2029	CZK	30,000,000	1,232,793
Series 125, 1.50%, 04/24/2040	CZK	27,000,000	823,639
Series 78, 2.50%, 08/25/2028(b)	CZK	20,000,000	818,180
			2,874,612
Egypt–2.13%
Egypt Government Bond, 0.00%, 09/30/2025(c)	EGP	55,000,000	869,248
Egypt Treasury Bills,
Series 364D, 25.95%, 03/04/2025(d)	EGP	17,775,000	317,866
Series 364D, 30.50%, 03/11/2025(d)	EGP	30,000,000	534,145
Series 364D, 25.90%, 03/18/2025(d)	EGP	9,100,000	161,321
Series 364D, 26.10%, 03/25/2025(d)	EGP	3,125,000	55,160
			1,937,740
Hungary–1.02%
Hungary Government Bond, Series 29, Class A, 2.00%, 05/23/2029	HUF	400,000,000	922,234
	Principal Amount		Value
India–2.69%
India Government Bond, 7.32%, 11/13/2030	INR	200,000,000	$2,439,845
Indonesia–8.48%
Indonesia Treasury Bond,
Series FR82, 7.00%, 09/15/2030	IDR	15,000,000,000	933,500
Series FR91, 6.38%, 04/15/2032	IDR	23,000,000,000	1,374,077
Series FR92, 7.13%, 06/15/2042	IDR	13,000,000,000	801,370
Series FR95, 6.38%, 08/15/2028	IDR	35,000,000,000	2,128,524
Series FR96, 7.00%, 02/15/2033	IDR	40,000,000,000	2,473,063
			7,710,534
Malaysia–7.06%
Malaysia Government Bond,
Series 118, 3.88%, 03/14/2025	MYR	1,550,000	338,768
Series 119, 3.91%, 07/15/2026	MYR	2,000,000	440,417
Series 122, 3.58%, 07/15/2032	MYR	5,000,000	1,077,192
Series 123, 4.46%, 03/31/2053	MYR	3,000,000	687,192
Series 219, 3.89%, 08/15/2029	MYR	11,000,000	2,432,785
Series 310, 4.50%, 04/15/2030	MYR	4,000,000	909,829
Series 519, 3.76%, 05/22/2040	MYR	2,500,000	531,639
			6,417,822
Mexico–3.94%
Mexican Bonos,
Series M, 7.00%, 09/03/2026	MXN	5,000,000	251,398
Series M, 8.50%, 03/01/2029	MXN	64,000,000	3,266,608
Red de Carreteras de Occidente S.A.B. de C.V., 9.00%, 06/10/2028(b)	MXN	1,288,000	66,267
			3,584,273
Peru–4.33%
Peru Government Bond, 6.15%, 08/12/2032	PEN	13,000,000	3,381,692
Peruvian Government International Bond, 6.95%, 08/12/2031(b)	PEN	2,000,000	553,982
			3,935,674

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

	Principal Amount		Value
Poland–9.76%
Republic of Poland Government Bond,
Series 0727, 2.50%, 07/25/2027	PLN	6,000,000	$1,409,857
Series 1026, 0.25%, 10/25/2026	PLN	9,000,000	2,047,490
Series 1030, 1.25%, 10/25/2030	PLN	4,000,000	800,463
Series 432, 1.75%, 04/25/2032	PLN	16,000,000	3,147,858
Series 527, 3.75%, 05/25/2027	PLN	6,000,000	1,463,583
			8,869,251
Romania–2.68%
Romania Government Bond,
5.00%, 02/12/2029	RON	5,000,000	1,032,432
4.75%, 10/11/2034	RON	7,500,000	1,401,994
			2,434,426
South Africa–12.40%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	45,000,000	2,222,265
Series 2037, 8.50%, 01/31/2037	ZAR	25,000,000	1,120,865
Series 2040, 9.00%, 01/31/2040	ZAR	80,000,000	3,605,875
Series 2044, 8.75%, 01/31/2044	ZAR	31,000,000	1,332,085
Series R209, 6.25%, 03/31/2036	ZAR	10,000,000	380,261
Series R-213, 7.00%, 02/28/2031	ZAR	55,000,000	2,610,631
			11,271,982
Supranational–5.03%
Corp. Andina de Fomento,
37.00%, 10/21/2027(b)	TRY	7,000,000	206,136
7.50%, 06/10/2030(b)	MXN	15,000,000	679,031
European Bank for Reconstruction and Development,
7.00%, 11/29/2024	VND	10,000,000,000	399,602
0.00%, 11/10/2030(c)	TRY	60,000,000	155,808
	Principal Amount		Value
Supranational–(continued)
European Investment Bank, 2.75%, 08/25/2026(b)	PLN	8,000,000	$1,938,209
International Bank for Reconstruction & Development,
6.85%, 04/24/2028	INR	45,000,000	537,335
6.50%, 04/17/2030	INR	50,000,000	586,425
International Finance Corp., 0.00%, 02/15/2029(b)(c)	TRY	7,300,000	65,017
			4,567,563
Thailand–4.55%
Thailand Government Bond,
2.88%, 12/17/2028	THB	50,000,000	1,435,299
2.00%, 12/17/2031	THB	5,000,000	135,953
3.78%, 06/25/2032	THB	45,000,000	1,375,649
3.45%, 06/17/2043	THB	40,000,000	1,187,809
			4,134,710
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $79,439,715)			77,970,170

U.S. Dollar Denominated Bonds & Notes–0.13%
United States–0.13%
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028 (Cost $120,000)		$120,000	115,178
	Shares
Money Market Funds–7.50%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(e)(f)		2,384,981	2,384,981
Invesco Treasury Portfolio, Institutional Class, 5.20%(e)(f)		4,429,191	4,429,191
Total Money Market Funds (Cost $6,814,172)			6,814,172

Options Purchased–0.20%
(Cost $387,826)(g)			184,211
TOTAL INVESTMENTS IN SECURITIES—93.62% (Cost $86,761,713)			85,083,731
OTHER ASSETS LESS LIABILITIES–6.38%			5,797,761
NET ASSETS–100.00%			$90,881,492
Investment Abbreviations:
BRL	– Brazilian Real
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
CZK	– Czech Koruna
EGP	– Egypt Pound
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PLN	– Polish Zloty
RON	– Romania New Leu
THB	– Thai Baht
TRY	– Turkish Lira
VND	– Viet Nam Dong
ZAR	– South African Rand
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $8,236,840, which represented 9.06% of the Fund’s Net Assets.
(c)	Zero coupon bond issued at a discount.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,607,369	$18,320,367	$(21,542,755)	$-	$-	$2,384,981	$56,131
Invesco Liquid Assets Portfolio, Institutional Class	4,005,509	12,266,530	(16,271,733)	(154)	(152)	-	39,617
Invesco Treasury Portfolio, Institutional Class	6,408,422	22,863,478	(24,842,709)	-	-	4,429,191	65,285
Total	$16,021,300	$53,450,375	$(62,657,197)	$(154)	$(152)	$6,814,172	$161,033

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(g)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus CZK	Call	J.P. Morgan Chase Bank, N.A.	11/21/2024	CZK	25.10	EUR	3,000,000	$ 55,529
USD versus CNH	Call	Deutsche Bank AG	09/05/2024	CNH	7.25	USD	3,330,000	10,396
USD versus CNH	Call	Deutsche Bank AG	11/06/2024	CNH	7.35	USD	3,400,000	7,024
USD versus CNH	Call	J.P. Morgan Chase Bank, N.A.	04/25/2025	CNH	7.28	USD	2,200,000	22,568
Subtotal — Foreign Currency Call Options Purchased								95,517
Currency Risk
CNH versus INR	Put	Morgan Stanley and Co. International PLC	09/11/2024	INR	11.40	CNH	10,000,000	741
EUR versus BRL	Put	J.P. Morgan Chase Bank, N.A.	08/19/2024	BRL	5.55	EUR	3,050,000	73
EUR versus MXN	Put	Merrill Lynch International	08/15/2024	MXN	17.85	EUR	4,000,000	9
EUR versus MXN	Put	Merrill Lynch International	01/14/2025	MXN	19.00	EUR	2,100,000	12,416
EUR versus PLN	Put	Merrill Lynch International	11/20/2024	PLN	4.24	EUR	3,600,000	16,780
EUR versus PLN	Put	Morgan Stanley and Co. International PLC	08/20/2024	PLN	4.24	EUR	3,000,000	1,997
USD versus MXN	Put	Morgan Stanley and Co. International PLC	01/30/2025	MXN	18.40	USD	2,150,000	45,840
USD versus TRY	Put	Merrill Lynch International	11/29/2024	TRY	35.00	USD	1,775,000	10,838
Subtotal — Foreign Currency Put Options Purchased								88,694
Total Foreign Currency Options Purchased								$184,211

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value			Value
Currency Risk
CNH versus INR	Call	Morgan Stanley and Co. International PLC	09/11/2024	INR	12.00	CNH	10,000,000	$(1,286)
EUR versus CZK	Call	J.P. Morgan Chase Bank, N.A.	11/21/2024	CZK	25.50	EUR	3,000,000	(26,253)
USD versus BRL	Call	Morgan Stanley and Co. International PLC	09/20/2024	BRL	5.65	USD	1,750,000	(38,498)
USD versus CLP	Call	Merrill Lynch International	10/17/2024	CLP	960.00	USD	2,200,000	(36,223)
USD versus CNH	Call	J.P. Morgan Chase Bank, N.A.	04/25/2025	CNH	7.40	USD	2,200,000	(14,498)
USD versus TRY	Call	Merrill Lynch International	09/20/2024	TRY	38.00	USD	1,250,000	(6,558)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	12/11/2024	ZAR	19.90	USD	2,350,000	(23,439)
Subtotal — Foreign Currency Call Options Written								(146,755)
Currency Risk
EUR versus BRL	Put	J.P. Morgan Chase Bank, N.A.	08/19/2024	BRL	5.43	EUR	4,575,000	(25)
EUR versus MXN	Put	Merrill Lynch International	08/15/2024	MXN	17.35	EUR	5,350,000	(6)
EUR versus MXN	Put	Merrill Lynch International	01/14/2025	MXN	18.40	EUR	2,940,000	(7,235)
EUR versus PLN	Put	Merrill Lynch International	11/20/2024	PLN	4.18	EUR	3,600,000	(6,257)
EUR versus PLN	Put	Morgan Stanley and Co. International PLC	08/20/2024	PLN	4.19	EUR	3,600,000	(366)
USD versus MXN	Put	Morgan Stanley and Co. International PLC	01/30/2025	MXN	17.85	USD	2,580,000	(29,714)
Subtotal — Foreign Currency Put Options Written								(43,603)
Total – Foreign Currency Options Written								$(190,358)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/18/2024	Citibank, N.A.	COP	820,125,000	USD	204,265	$3,144
08/02/2024	Deutsche Bank AG	USD	392,081	BRL	2,220,000	412
09/18/2024	Deutsche Bank AG	COP	18,012,313,000	USD	4,485,912	68,720
09/18/2024	Deutsche Bank AG	HUF	325,240,000	USD	909,702	17,692
09/18/2024	Deutsche Bank AG	INR	177,615,750	USD	2,118,698	303
09/18/2024	Deutsche Bank AG	USD	96,826	HUF	35,850,000	1,497
09/18/2024	Deutsche Bank AG	USD	883,569	ZAR	16,420,000	14,723
09/19/2024	Deutsche Bank AG	USD	609,351	KRW	836,163,878	2,145
08/02/2024	Goldman Sachs International	BRL	44,686,441	USD	7,917,569	17,064
08/02/2024	Goldman Sachs International	USD	8,380,538	BRL	47,451,441	8,816
09/18/2024	HSBC Bank USA	USD	1,554,644	MYR	7,161,000	12,179
11/29/2024	HSBC Bank USA	USD	12,294	TRY	500,000	979
08/02/2024	J.P. Morgan Chase Bank, N.A.	BRL	1,923,035	USD	354,582	14,592
08/02/2024	J.P. Morgan Chase Bank, N.A.	USD	339,633	BRL	1,923,035	357
08/22/2024	J.P. Morgan Chase Bank, N.A.	EUR	850,000	USD	923,729	2,963
09/18/2024	J.P. Morgan Chase Bank, N.A.	CZK	49,520,000	USD	2,124,674	13,208
09/18/2024	J.P. Morgan Chase Bank, N.A.	EUR	1,205,000	USD	1,310,848	3,874
09/18/2024	J.P. Morgan Chase Bank, N.A.	MXN	60,110,000	USD	3,323,917	120,967
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	998,002	COP	4,127,734,700	14,250
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	125,113	EUR	115,700	378
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	2,014,079	IDR	32,915,090,382	9,631
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	2,260,747	PLN	9,090,000	31,327
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	2,349,047	THB	85,523,000	59,238
09/19/2024	J.P. Morgan Chase Bank, N.A.	USD	4,550,938	CNY	32,810,000	56,274
10/21/2024	J.P. Morgan Chase Bank, N.A.	USD	31,656	CLP	29,880,000	47
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
04/29/2025	J.P. Morgan Chase Bank, N.A.	USD	209,000	CNY	1,484,945	$1,238
09/18/2024	Merrill Lynch International	EUR	2,080,000	USD	2,262,100	6,078
09/18/2024	Merrill Lynch International	PEN	3,400,000	USD	911,113	1,715
09/18/2024	Merrill Lynch International	USD	64,337	COP	270,090,000	1,898
09/18/2024	Merrill Lynch International	USD	254,991	MXN	4,820,000	1,841
09/18/2024	Merrill Lynch International	USD	2,327,375	MYR	10,911,900	60,142
09/18/2024	Merrill Lynch International	USD	1,559,833	RON	7,205,180	6,654
09/23/2024	Merrill Lynch International	CLP	563,490,000	USD	622,228	24,181
09/23/2024	Merrill Lynch International	USD	775,752	CLP	739,540,000	9,142
09/26/2024	Merrill Lynch International	USD	875,000	TRY	31,263,750	13,049
10/21/2024	Merrill Lynch International	CLP	32,200,000	USD	35,000	836
10/21/2024	Merrill Lynch International	USD	157,842	CLP	149,390,000	660
11/22/2024	Merrill Lynch International	PLN	2,579,400	USD	657,356	7,824
01/16/2025	Merrill Lynch International	MXN	3,352,020	USD	184,583	9,269
08/22/2024	Morgan Stanley and Co. International PLC	PLN	1,796,300	USD	458,043	4,951
09/03/2024	Morgan Stanley and Co. International PLC	BRL	180,000	USD	31,732	9
09/18/2024	Morgan Stanley and Co. International PLC	PLN	3,554,500	USD	904,147	7,868
09/18/2024	Morgan Stanley and Co. International PLC	USD	2,483,226	HUF	915,565,263	27,822
09/18/2024	Morgan Stanley and Co. International PLC	USD	732,177	MXN	14,080,408	18,094
09/18/2024	Morgan Stanley and Co. International PLC	USD	945,551	PEN	3,560,000	6,642
09/18/2024	Morgan Stanley and Co. International PLC	USD	42,578	THB	1,550,000	1,070
09/23/2024	Morgan Stanley and Co. International PLC	CLP	1,103,318,349	USD	1,193,719	22,737
09/24/2024	Morgan Stanley and Co. International PLC	BRL	2,693,040	USD	490,000	16,512
09/18/2024	Standard Chartered Bank PLC	COP	7,045,050,000	USD	1,784,736	57,066
09/18/2024	Standard Chartered Bank PLC	HUF	332,382,000	USD	921,020	9,423
09/18/2024	Standard Chartered Bank PLC	RON	981,500	USD	214,674	1,285
09/18/2024	Standard Chartered Bank PLC	TRY	12,895,500	USD	370,332	897
09/18/2024	Standard Chartered Bank PLC	USD	572,146	THB	20,500,000	5,124
09/18/2024	Standard Chartered Bank PLC	USD	609,737	TRY	23,730,000	70,089
09/18/2024	Standard Chartered Bank PLC	ZAR	29,452,000	USD	1,616,119	4,883
09/26/2024	Standard Chartered Bank PLC	TRY	31,263,750	USD	889,944	1,896
12/18/2024	Standard Chartered Bank PLC	USD	1,019,677	TRY	40,700,000	39,015
09/18/2024	UBS AG	RON	549,000	USD	120,790	1,431
Subtotal—Appreciation						916,121
Currency Risk
09/18/2024	Barclays Bank PLC	USD	164,487	CZK	3,850,000	(328)
09/18/2024	Barclays Bank PLC	ZAR	860,000	USD	46,769	(279)
09/18/2024	Citibank, N.A.	USD	257,875	MXN	4,760,000	(4,240)
08/02/2024	Deutsche Bank AG	BRL	22,113,077	USD	3,903,805	(5,759)
08/02/2024	Deutsche Bank AG	USD	3,673,800	BRL	19,893,077	(156,730)
09/18/2024	Deutsche Bank AG	PEN	14,099,923	USD	3,728,117	(43,191)
09/18/2024	Deutsche Bank AG	USD	935,726	CZK	21,590,000	(15,158)
09/18/2024	Deutsche Bank AG	USD	1,828,742	EUR	1,675,000	(11,993)
09/18/2024	Deutsche Bank AG	USD	43,122	IDR	698,900,000	(152)
09/18/2024	Deutsche Bank AG	USD	35,018	INR	2,930,000	(72)
09/18/2024	Deutsche Bank AG	USD	63,607	PLN	250,000	(569)
09/18/2024	Deutsche Bank AG	USD	65,649	RON	300,000	(425)
11/08/2024	Deutsche Bank AG	USD	612,000	CNY	4,326,840	(3,692)
06/18/2025	Deutsche Bank AG	USD	139,008	MXN	2,700,000	(1,072)
08/02/2024	Goldman Sachs International	BRL	20,959,400	USD	3,702,112	(3,482)
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/02/2024	Goldman Sachs International	USD	3,304,979	BRL	18,194,400	$(88,233)
09/03/2024	Goldman Sachs International	USD	7,892,733	BRL	44,686,441	(17,151)
09/18/2024	Goldman Sachs International	USD	4,821,848	MXN	90,347,452	(7,702)
09/18/2024	HSBC Bank USA	EUR	210,000	USD	226,145	(1,626)
09/18/2024	HSBC Bank USA	MYR	1,575,000	USD	335,242	(9,367)
09/23/2024	HSBC Bank USA	CLP	644,075,000	USD	681,958	(1,616)
11/08/2024	HSBC Bank USA	CNY	650,000	USD	90,636	(747)
08/02/2024	J.P. Morgan Chase Bank, N.A.	BRL	13,507,000	USD	2,385,511	(2,509)
08/02/2024	J.P. Morgan Chase Bank, N.A.	USD	2,424,916	BRL	13,507,000	(36,896)
09/18/2024	J.P. Morgan Chase Bank, N.A.	EUR	2,160,000	USD	2,324,044	(18,748)
09/18/2024	J.P. Morgan Chase Bank, N.A.	MYR	1,050,000	USD	223,523	(6,216)
09/18/2024	J.P. Morgan Chase Bank, N.A.	PLN	20,010,772	USD	4,937,114	(108,671)
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	1,016,975	COP	4,132,172,000	(3,635)
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	1,257,732	CZK	29,135,000	(15,456)
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	86,880	EUR	80,000	(110)
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	936,811	HUF	338,630,000	(8,078)
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	100,300	MXN	1,820,000	(3,322)
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	534,988	PEN	2,000,000	(48)
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	51,299	PLN	200,000	(868)
09/18/2024	J.P. Morgan Chase Bank, N.A.	ZAR	19,060,000	USD	1,039,677	(3,042)
09/19/2024	J.P. Morgan Chase Bank, N.A.	USD	298,103	KRW	405,356,682	(1,660)
09/23/2024	J.P. Morgan Chase Bank, N.A.	CLP	545,680,000	USD	578,562	(583)
10/23/2024	J.P. Morgan Chase Bank, N.A.	ZAR	15,609,600	USD	800,000	(51,619)
12/13/2024	J.P. Morgan Chase Bank, N.A.	ZAR	11,873,864	USD	627,450	(17,732)
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	2,321,432	MXN	43,470,000	(100,657)
09/18/2024	Merrill Lynch International	HUF	77,980,000	USD	211,351	(2,518)
09/18/2024	Merrill Lynch International	TRY	10,834,500	USD	300,000	(10,391)
09/18/2024	Merrill Lynch International	USD	138,677	COP	561,150,000	(1,065)
09/18/2024	Merrill Lynch International	USD	1,454,682	PLN	5,719,000	(12,616)
09/23/2024	Merrill Lynch International	USD	1,353,718	CLP	1,274,040,000	(1,545)
10/21/2024	Merrill Lynch International	CLP	147,070,000	USD	154,000	(2,041)
11/22/2024	Merrill Lynch International	USD	657,360	EUR	600,000	(4,585)
01/16/2025	Merrill Lynch International	USD	184,583	EUR	168,000	(1,331)
08/22/2024	Morgan Stanley and Co. International PLC	USD	458,053	EUR	420,000	(3,087)
09/18/2024	Morgan Stanley and Co. International PLC	COP	462,090,000	USD	110,748	(2,571)
09/18/2024	Morgan Stanley and Co. International PLC	MXN	4,063,414	USD	215,000	(1,518)
09/18/2024	Morgan Stanley and Co. International PLC	THB	1,830,000	USD	50,166	(1,366)
09/18/2024	Morgan Stanley and Co. International PLC	USD	1,525,989	CZK	34,783,703	(42,860)
09/18/2024	Morgan Stanley and Co. International PLC	USD	1,887,793	INR	157,930,000	(4,187)
09/18/2024	Morgan Stanley and Co. International PLC	USD	112,545	MXN	2,100,000	(647)
09/18/2024	Morgan Stanley and Co. International PLC	USD	322,447	PLN	1,272,580	(1,562)
09/18/2024	Morgan Stanley and Co. International PLC	ZAR	8,020,000	USD	427,538	(11,213)
09/19/2024	Morgan Stanley and Co. International PLC	KRW	1,242,230,000	USD	895,211	(13,247)
09/19/2024	Royal Bank of Canada	CNY	940,000	USD	129,763	(2,232)
09/18/2024	Standard Chartered Bank PLC	MYR	590,000	USD	125,741	(3,351)
09/18/2024	Standard Chartered Bank PLC	USD	433,206	CZK	9,971,947	(8,016)
12/18/2024	Standard Chartered Bank PLC	USD	1,244,427	TRY	47,679,250	(4,189)
11/08/2024	UBS AG	CNY	378,000	USD	52,756	(387)
Subtotal—Depreciation						(889,959)
Total Forward Foreign Currency Contracts						$26,162

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	3 Month TELBOR	Quarterly	4.20%	Annually	09/18/2029	ILS	1,900,000	$—	$106	$106
Receive	CLICP	Annually	(4.90)	Annually	07/22/2026	CLP	2,200,000,000	—	217	217
Receive	28 Day MXN TIIE	28 days	(9.19)	28 days	09/06/2034	MXN	18,100,000	—	827	827
Pay	6 Month MIBOR	Semi-Annually	6.31	Semi-Annually	02/14/2029	INR	100,000,000	—	832	832
Receive	BZDIOVRA	At Maturity	(11.75)	At Maturity	01/03/2033	BRL	1,878,170	—	946	946
Receive	6 Month WIBOR	Semi-Annually	(4.71)	Annually	09/22/2033	PLN	5,880,000	—	1,975	1,975
Receive	3 Month CZK PRIBOR	Quarterly	(3.91)	Annually	08/01/2025	CZK	109,300,000	—	2,485	2,485
Pay	KWCDC	Quarterly	3.50	Quarterly	12/07/2025	KRW	1,000,000,000	—	2,963	2,963
Pay	6 Month WIBOR	Semi-Annually	5.20	Annually	09/18/2026	PLN	9,700,000	—	3,878	3,878
Pay	28 Day MXN TIIE	28 days	9.44	28 days	09/12/2029	MXN	10,500,000	—	4,010	4,010
Pay	KWCDC	Quarterly	3.13	Quarterly	09/18/2026	KRW	3,200,000,000	—	4,718	4,718
Pay	KWCDC	Quarterly	3.11	Quarterly	09/18/2026	KRW	4,800,000,000	—	5,999	5,999
Pay	3 Month CZK PRIBOR	Quarterly	6.06	Annually	09/20/2024	CZK	158,700,000	—	7,821	7,821
Pay	6 Month CZK PRIBOR	Semi-Annually	3.75	Annually	04/05/2029	CZK	10,000,000	—	8,032	8,032
Pay	6 Month BUBOR	Semi-Annually	5.74	Annually	02/19/2029	HUF	490,000,000	—	8,516	8,516
Pay	KWCDC	Quarterly	3.17	Quarterly	09/18/2026	KRW	4,800,000,000	—	9,639	9,639
Pay	28 Day MXN TIIE	28 days	9.58	28 days	06/13/2029	MXN	20,000,000	—	9,832	9,832
Receive	SOFR	Annually	(3.44)	Annually	01/09/2054	USD	420,000	—	10,582	10,582
Pay	3 Month CZK PRIBOR	Quarterly	5.36	Annually	01/05/2025	CZK	62,500,000	—	10,673	10,673
Pay	TTHORON	Quarterly	2.52	Quarterly	09/18/2029	THB	25,000,000	—	11,274	11,274
Receive	BZDIOVRA	At Maturity	(11.66)	At Maturity	01/02/2031	BRL	8,747,297	—	11,706	11,706
Pay	KWCDC	Quarterly	3.32	Quarterly	09/19/2026	KRW	3,000,000,000	—	12,398	12,398
Receive	BZDIOVRA	At Maturity	(11.56)	At Maturity	01/03/2033	BRL	3,774,796	—	12,972	12,972
Pay	3 Month CNRR007	Quarterly	2.44	Quarterly	04/27/2027	CNY	5,000,000	—	13,517	13,517
Pay	6 Month CZK PRIBOR	Semi-Annually	3.71	Annually	03/22/2027	CZK	52,750,000	—	14,640	14,640
Pay	3 Month CNRR007	Quarterly	2.51	Quarterly	07/18/2027	CNY	5,000,000	—	16,035	16,035
Pay	6 Month WIBOR	Semi-Annually	5.06	Annually	03/28/2029	PLN	4,600,000	—	16,601	16,601
Pay	3 Month CNRR007	Quarterly	2.08	Quarterly	07/19/2025	CNY	40,000,000	—	19,013	19,013
Pay	28 Day MXN TIIE	28 days	9.50	28 days	09/12/2029	MXN	40,000,000	—	20,232	20,232
Receive	6 Month WIBOR	Semi-Annually	(4.02)	Annually	07/18/2027	PLN	11,600,000	—	20,577	20,577
Pay	28 Day MXN TIIE	28 days	9.97	28 days	06/16/2027	MXN	80,000,000	—	28,193	28,193
Pay	6 Month BUBOR	Semi-Annually	6.55	Annually	12/01/2028	HUF	330,000,000	—	33,102	33,102
Pay	3 Month CNRR007	Quarterly	2.36	Quarterly	04/12/2027	CNY	15,000,000	—	35,852	35,852
Receive	28 Day MXN TIIE	28 days	(8.71)	28 days	08/12/2033	MXN	27,530,000	—	48,425	48,425
Receive	COOVIBR	Quarterly	(7.70)	Quarterly	07/18/2033	COP	8,950,000,000	—	57,194	57,194
Receive	28 Day MXN TIIE	28 days	(8.48)	28 days	12/22/2033	MXN	72,900,000	—	58,603	58,603
Pay	6 Month CZK PRIBOR	Semi-Annually	4.21	Annually	12/20/2028	CZK	55,900,000	—	84,741	84,741
Pay	6 Month BUBOR	Semi-Annually	9.78	Annually	08/04/2027	HUF	300,000,000	—	94,935	94,935
Pay	6 Month BUBOR	Semi-Annually	9.61	Annually	07/27/2027	HUF	389,700,000	—	117,559	117,559
Subtotal — Appreciation								—	821,620	821,620
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	BZDIOVRA	At Maturity	9.93%	At Maturity	07/01/2026	BRL	34,955,038	$—	$(213,403)	$(213,403)
Pay	BZDIOVRA	At Maturity	9.84	At Maturity	01/04/2027	BRL	20,320,980	—	(168,060)	(168,060)
Pay	BZDIOVRA	At Maturity	9.93	At Maturity	01/04/2027	BRL	13,271,824	—	(103,860)	(103,860)
Pay	BZDIOVRA	At Maturity	10.05	At Maturity	01/04/2027	BRL	13,780,008	—	(100,071)	(100,071)
Pay	BZDIOVRA	At Maturity	10.47	At Maturity	01/02/2026	BRL	34,620,800	—	(90,544)	(90,544)
Pay	28 Day MXN TIIE	28 days	8.67	28 days	05/29/2031	MXN	50,000,000	—	(80,631)	(80,631)
Receive	3 Month JIBAR	Quarterly	(9.03)	Quarterly	04/16/2029	ZAR	25,000,000	—	(76,423)	(76,423)
Pay	BZDIOVRA	At Maturity	10.30	At Maturity	01/04/2027	BRL	12,478,014	—	(75,242)	(75,242)
Pay	BZDIOVRA	At Maturity	9.77	At Maturity	01/04/2027	BRL	6,875,269	—	(60,950)	(60,950)
Receive	6 Month CZK PRIBOR	Semi-Annually	(4.22)	Annually	04/19/2034	CZK	18,000,000	—	(53,539)	(53,539)
Receive	3 Month CNRR007	Quarterly	(2.82)	Quarterly	03/23/2028	CNY	10,000,000	—	(52,427)	(52,427)
Receive	3 Month JIBAR	Quarterly	(9.64)	Quarterly	05/16/2034	ZAR	14,100,000	—	(48,488)	(48,488)
Receive	CLICP	Semi-Annually	(6.28)	Semi-Annually	03/08/2028	CLP	1,117,250,000	—	(47,110)	(47,110)
Receive	6 Month CZK PRIBOR	Semi-Annually	(4.26)	Annually	08/17/2033	CZK	14,000,000	—	(42,210)	(42,210)
Receive	SOFR	Annually	(4.01)	Annually	11/13/2053	USD	560,000	—	(41,821)	(41,821)
Receive	6 Month CZK PRIBOR	Semi-Annually	(4.13)	Annually	04/22/2034	CZK	14,000,000	—	(37,086)	(37,086)
Receive	3 Month JIBAR	Quarterly	(8.14)	Quarterly	11/20/2028	ZAR	30,500,000	—	(36,250)	(36,250)
Receive	COOVIBR	Quarterly	(8.59)	Quarterly	05/31/2032	COP	3,215,000,000	—	(22,872)	(22,872)
Receive	28 Day MXN TIIE	28 days	(9.44)	28 days	09/06/2034	MXN	24,500,000	—	(20,842)	(20,842)
Receive	6 Month MIBOR	Semi-Annually	(6.66)	Semi-Annually	04/18/2026	INR	450,000,000	—	(20,504)	(20,504)
Receive	KWCDC	Quarterly	(3.17)	Quarterly	09/18/2034	KRW	1,055,000,000	—	(14,200)	(14,200)
Pay	28 Day MXN TIIE	28 days	9.42	28 days	06/03/2027	MXN	33,900,000	—	(14,110)	(14,110)
Receive	COOVIBR	Quarterly	(8.96)	Quarterly	05/23/2032	COP	1,000,000,000	—	(12,273)	(12,273)
Pay	6 Month WIBOR	Semi-Annually	4.90	Annually	02/19/2027	PLN	17,000,000	—	(11,803)	(11,803)
Receive	KWCDC	Quarterly	(3.11)	Quarterly	09/18/2034	KRW	1,050,000,000	—	(9,880)	(9,880)
Receive	SOFR	Annually	(3.78)	Annually	05/17/2054	USD	260,000	306	(9,478)	(9,784)
Pay	BZDIOVRA	At Maturity	11.58	At Maturity	01/04/2027	BRL	12,240,461	—	(8,761)	(8,761)
Pay	28 Day MXN TIIE	28 days	9.24	28 days	09/12/2029	MXN	135,850,000	—	(6,262)	(6,262)
Pay	3 Month TELBOR	Quarterly	4.12	Annually	09/18/2029	ILS	3,750,000	—	(6,175)	(6,175)
Receive	KWCDC	Quarterly	(3.09)	Quarterly	09/18/2034	KRW	700,000,000	—	(5,957)	(5,957)
Pay	6 Month WIBOR	Semi-Annually	4.61	Annually	01/26/2029	PLN	4,700,000	—	(5,261)	(5,261)
Pay	3 Month TELBOR	Quarterly	4.08	Annually	09/18/2026	ILS	8,700,000	—	(4,885)	(4,885)
Pay	BZDIOVRA	At Maturity	11.57	At Maturity	01/04/2027	BRL	7,632,161	—	(4,209)	(4,209)
Pay	KWCDC	Quarterly	3.32	Quarterly	04/05/2025	KRW	6,750,000,000	—	(2,310)	(2,310)
Pay	28 Day MXN TIIE	28 days	9.90	28 days	09/16/2026	MXN	50,000,000	—	(1,241)	(1,241)
Pay	3 Month TELBOR	Quarterly	4.21	Annually	09/18/2029	ILS	1,900,000	—	(1,084)	(1,084)
Pay	6 Month MIBOR	Semi-Annually	6.21	Semi-Annually	09/18/2029	INR	200,000,000	—	(905)	(905)
Pay	3 Month TELBOR	Quarterly	4.15	Annually	09/18/2026	ILS	4,450,000	—	(850)	(850)
Receive	CLICP	Annually	(4.94)	Annually	07/23/2026	CLP	2,373,900,000	—	(700)	(700)
Receive	CLICP	Semi-Annually	(5.07)	Semi-Annually	09/23/2026	CLP	2,250,000,000	—	(195)	(195)
Subtotal — Depreciation								306	(1,512,872)	(1,513,178)
Total Centrally Cleared Interest Rate Swap Agreements								$306	$(691,252)	$(691,558)

(a)	Centrally cleared swap agreements collateralized by $1,494,348 cash held with Counterparties.

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Over-The-Counter Interest Rate Swap Agreements
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Standard Chartered Bank PLC	Pay	3 Month KLIBOR	Quarterly	3.58%	Quarterly	05/19/2028	MYR	11,000,000	$—	$10,800	$10,800
Goldman Sachs International	Receive	TLREF	Quarterly	(45.46)	Quarterly	07/02/2025	TRY	51,400,000	—	9,980	9,980
Total Over-The-Counter Interest Rate Swap Agreements									$—	$20,780	$20,780

Abbreviations:
BRL	—Brazilian Real
BUBOR	—Budapest Interbank Offered Rate
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNRR007	—China 7-Day Reverse Repo Rate
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel Shekel
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
KLIBOR	—Kuala Lumpur Interbank Offered Rate
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
MIBOR	—Mumbai Interbank Offered Rate
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
PEN	—Peruvian Sol
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
RON	—Romania New Leu
SOFR	—Secured Overnight Financing Rate
TELBOR	—Tel Aviv Inter-Bank Offered Rate
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TLREF	—Turkish Lira Overnight Reference Rate
TRY	—Turkish Lira
TTHORON	—Thai Overnight Repurchase Rate
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$77,970,170	$—	$77,970,170
U.S. Dollar Denominated Bonds & Notes	—	115,178	—	115,178
Money Market Funds	6,814,172	—	—	6,814,172
Options Purchased	—	184,211	—	184,211
Total Investments in Securities	6,814,172	78,269,559	—	85,083,731
Other Investments - Assets*
Forward Foreign Currency Contracts	—	916,121	—	916,121
Swap Agreements	—	842,400	—	842,400
	—	1,758,521	—	1,758,521
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(889,959)	—	(889,959)
Options Written	—	(190,358)	—	(190,358)
Swap Agreements	—	(1,513,178)	—	(1,513,178)
	—	(2,593,495)	—	(2,593,495)
Total Other Investments	—	(834,974)	—	(834,974)
Total Investments	$6,814,172	$77,434,585	$—	$84,248,757

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Emerging Markets Local Debt Fund